Accumulated Other Comprehensive Loss, Reclassifications out of accumulated other comprehensive income (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reclassification Adjustment Out of Accumulated Other Comprehensive Income [Line Items]
Net gain on securities transactions	$ 668	$ 251	$ 717
Salaries and employee benefits	36,508	32,521	32,879
Income taxes	25,689	24,522	27,396
Net income	42,601	42,238	44,193
Reclassification Out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment Out of Accumulated Other Comprehensive Income [Line Items]
Net income	401	54	490
Unrealized Gains on Securities Available for Sale [Member] | Reclassification Out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment Out of Accumulated Other Comprehensive Income [Line Items]
Net gain on securities transactions	668	251	717
Income taxes	(267)	(100)	(287)
Net income	401	151	430
Amortization of Pension and Postretirement Benefit Items [Member] | Reclassification Out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment Out of Accumulated Other Comprehensive Income [Line Items]
Income taxes	0	63	(38)
Net income	0	(97)	60
Amortization of Net Actuarial Gain (Loss) [Member] | Reclassification Out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment Out of Accumulated Other Comprehensive Income [Line Items]
Salaries and employee benefits	90	(70)	297
Amortization of Prior Service Cost [Member] | Reclassification Out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment Out of Accumulated Other Comprehensive Income [Line Items]
Salaries and employee benefits	$ (90)	$ (90)	$ (199)